RECENTLY IMPLEMENTED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Allocation of Cumulative Effect Of Accounting Change	The cumulative effect is allocated between continuing and discontinued operations as follows:

Effect of adoption of ASC 326	Amount
Continuing operations	$917
Discontinued operations	(138)
$779